Certain Financial Statement Caption Information	12 Months Ended
Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Certain Financial Statement Caption Information

4. Certain Financial Statement Caption Information

Marketable Securities

The following is a summary of the Company’s marketable securities (in thousands):

	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
December 31, 2019
Corporate debt securities	1 or less	$2,699	$1	$—	$2,700
Corporate debt securities	>1 and <5	999	1	—	1,000
Commercial paper	1 or less	5,481	4	—	5,485
Asset-backed securities	1 or less	3,646	4	—	3,650
		$12,825	$10	$—	$12,835
December 31, 2018
Corporate debt securities	1 or less	$10,013	$1	$(4)	$10,010
Corporate debt securities	>1 and <5	6,293	2	(4)	6,291
Commercial paper	1 or less	24,584	—	(8)	24,576
U.S. treasury securities	1 or less	1,997	—	—	1,997
Asset-backed securities	1 or less	10,612	—	(8)	10,604
Asset-backed securities	>1 and <5	1,797		(2)	1,795
		$55,296	$3	$(26)	$55,273

The Company has classified all of its available-for-sale investment securities, including those with maturity greater than one year, as current assets on the balance sheet based on the highly liquid nature of these investment securities and because these investment securities are considered available for use in current operations.

There were no impairments considered other-than-temporary during the periods presented, as it is management’s intention and ability to hold the securities until a recovery of the cost basis or recovery of fair value. Gross realized gains and losses on sales of marketable securities were immaterial for all periods presented.

Property and Equipment

Property and equipment is comprised of (in thousands):

	December 31,
	2019	2018
Laboratory equipment	$2,184	$4,445
Computers, software and office equipment	252	322
Furniture and fixtures	216	610
Leasehold improvements	636	1,927
	3,288	7,304
Less: accumulated depreciation	(1,599)	(3,331)
	$1,689	$3,973

Depreciation expense was $0.8 million and $0.6 million for the years ended December 31, 2019 and 2018, respectively.

Accrued Liabilities

Accrued liabilities are comprised of (in thousands):

	December 31,
	2019	2018
Clinical trial expenses	$2,404	$4,535
Payroll and other employee-related expenses	1,116	2,840
Contract manufacturing services	387	3,411
Lease liability	416	—
Professional fees	330	474
Interest payable	37	205
Other	552	1,629
Total accrued liabilities	$5,242	$13,094